Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Investment Properties
For the year ended December, 2017

	Land	Buildings and Improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$—	$—	$—
Additions	—	186,535	186,535
Disposals	—	(342)	(342)
Reclassification	35,965	8,114,110	8,150,075
Effects of foreign currency exchange differences	—	106,482	106,482

Balance at December 31, 2017	$35,965	$8,406,785	$8,442,750

Accumulated depreciation and impairment

Balance at January 1, 2017	$—	$—	$—
Depreciation expenses	—	122,231	122,231
Disposals	—	(161)	(161)
Reclassification	—	199,745	199,745
Effects of foreign currency exchange differences	—	1,499	1,499

Balance at December 31, 2017	$—	$323,314	$323,314

Carrying amount at December 31, 2017	$35,965	$8,083,471	$8,119,436

For the year ended December, 2018

	Land	Buildings and Improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$35,965	$8,406,785	$8,442,750
Additions	—	125,853	125,853
Reclassification	—	14,891	14,891
Effects of foreign currency exchange differences	—	(137,739)	(137,739)

Balance at December 31, 2018	$35,965	$8,409,790	$8,445,755

Accumulated depreciation and impairment

Balance at January 1, 2018	$—	$323,314	$323,314
Depreciation expenses	—	392,667	392,667
Reclassification	—	265	265
Effects of foreign currency exchange differences	—	(8,870)	(8,870)

Balance at December 31, 2018	$—	$707,376	$707,376

Carrying amount at December 31, 2018	$35,965	$7,702,414	$7,738,379

For the year ended December, 2019

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$35,965	$8,409,790	$—	$8,445,755
Adjustments on initial application of IFRS 16 (Note 3)	—	—	6,891,947	6,891,947
Adjusted balance at January 1, 2019	35,965	8,409,790	6,891,947	15,337,702
Additions	—	2,532	—	2,532
Reclassification	—	(490,130)	(21,069)	(511,199)
Disposals	—	(1,843)	—	(1,843)
Effects of foreign currency exchange differences	—	(209,980)	(303,086)	(513,066)

Balance at December 31, 2019	$35,965	$7,710,369	$6,567,792	$14,314,126

Accumulated depreciation and impairment

Balance at January 1, 2019	$—	$707,376	$—	$707,376
Adjustments on initial application of IFRS 16 (Note 3)	—	—	292,722	292,722
Adjusted balance at January 1, 2019	—	707,376	292,722	1,000,098
Depreciation expenses	—	377,536	216,574	594,110
Reclassification	—	(210,455)	543	(209,912)
Disposals	—	(1,240)	—	(1,240)
Effects of foreign currency exchange differences	—	99,354	(22,355)	76,999

Balance at December 31, 2019	$—	$972,571	$487,484	$1,460,055

Carrying amount at December 31, 2019	$35,965	$6,737,798	$6,080,308	$12,854,071
	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2019	$1,202	$281,170	$—	$282,372
Adjustments on initial application of IFRS 16 (Note 3)	—	—	230,423	230,423
Adjusted balance at January 1, 2019	1,202	281,170	230,423	512,795
Additions	—	85	—	85
Reclassification	—	(16,387)	(704)	(17,091)
Disposals	—	(62)	—	(62)
Effects of foreign currency exchange differences	—	(7,020)	(10,133)	(17,153)

Balance at December 31, 2019	$1,202	$257,786	$219,586	$478,574

Accumulated depreciation and impairment

Balance at January 1, 2019	$—	$23,650	$—	$23,650
Adjustments on initial application of IFRS 16 (Note 3)	—	—	9,787	9,787
Adjusted balance at January 1, 2019	—	23,650	9,787	33,437
Depreciation expenses	—	12,622	7,241	19,863
Reclassification	—	(7,036)	18	(7,018)
Disposals	—	(41)	—	(41)
Effects of foreign currency exchange differences	—	3,322	(747)	2,575

Balance at December 31, 2019	$—	$32,517	$16,299	$48,816

Carrying amount at December 31, 2019	$1,202	$225,269	$203,287	$429,758

Summary of Maturity analysis of Operating Lease Payments
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31, 2019
	NT$	US$ (Note 4)

Year 1	$921,649	$30,814
Year 2	744,366	24,887
Year 3	623,326	20,840
Year 4	408,634	13,662
Year 5	320,611	10,719
Year 6 onwards	830,091	27,753

	$3,848,677	$128,675

Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Agreements (Lessor)
The future lease payments of non-cancellable operating lease commitments were as follows:

December 31, 2018
NT$

Not later than 1 year	$916,891
Later than 1 year and not later than 5 years	2,391,843
Later than 5 years	1,157,093

$4,465,827

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:
Main buildings	10-40 years
Right-of-use assets	15-50 years
Others	3-20 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Fair value	$11,764,829	$19,586,287	$654,841